Net Financial Operating Income	12 Months Ended
Dec. 31, 2019
Net Financial Operating Income [abstract]
Net Financial Operating Income
31.	Net Financial Operating Income:

The gain (losses) from trading and brokerage activities for the years ended December 31, 2017, 2018 and 2019 is detailed as follows:

	2017	2018	2019
	MCh$	MCh$	MCh$
Net income on financial assets held-for-trading	46,207	42,605	44,274
Gain (loss) from mark to market	4,435	8,038	32,128
Financial assets held-for-trading	50,642	50,643	76,402
Sale of financial assets at fair value through other comprehensive income	6,514	1,118	4,789
Sale of loan portfolio	2,063	267	—
Net (loss) gain of other transactions	233	384	(145)
Derivative instruments	(89,113)	64,730	32,391
Total	(29,661)	117,142	113,437